Leases - Operating and Finance Lease Balance Sheet Location (Details) $ in Millions	Jun. 30, 2019 CAD ($)
Operating leases
Other assets	$ 44
Accounts payable and other current liabilities	8
Other liabilities	35
Finance leases
Current installments of finance leases	231
Finance leases	331
Regulatory assets
Finance leases
Finance lease assets	121
Property, plant and equipment, net
Finance leases
Finance lease assets	$ 432